Cullen Capital Management, LLC
Olympic Tower
645 Fifth Avenue
New York, New York 10022

November 2, 2010

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Cullen Funds Trust (the “Trust”)
File numbers: 811-09871 and 333-33302

Ladies and Gentlemen:

     In accordance with Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify the following:

a.	the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the Securities Act would not have differed from that contained in the most recent post-effective amendment to the Trust’s registration statement on Form N-1A; and

b.	the text of Post-Effective Amendment No. 32 to the Trust’s registration statement was filed with the Commission via EDGAR and became effective on October 28, 2010.

     Please do not hesitate to contact the undersigned at (212) 644-1800 with any comments or questions you might have.

Very truly yours,

/s/ Jeffrey T. Battaglia
Jeffrey T. Battaglia